Risk management for financial instruments - Credit risk (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	100.00%	100.00%	100.00%
United State
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	48.00%	65.00%	54.00%
Australia.
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	31.00%	17.00%	33.00%
United Kingdom.
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	14.00%	16.00%	11.00%
Rest Of World
Disclosure of detailed information about financial instruments [line items]
Percentage of change in significant exposure	7.00%	2.00%	2.00%
Minimum
Disclosure of detailed information about financial instruments [line items]
Credit period	30 days
Maximum
Disclosure of detailed information about financial instruments [line items]
Credit period	60 days